Summary Of Significant Accounting Policies - Allowance For Mortgage loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Balance at beginning of year	$ (57,663)	$ 1,177,231
Provision for additional losses	155,056	188,634
Reclassifed to real estate held for sale	(29,806)
Charge-offs	(18,100)	(161,032)
Balance at end of year	$ (41,912)	$ (57,663)